Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: April 2015

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: April 30, 2015

(b)	Interest Period: April 15, 2015 through May 14, 2015

Interest Period for new issuances:

B 2015-1 :	April 22, 2015 through May 14, 2015
C 2015-1 :	April 22, 2015 through May 14, 2015
A 2015-3 :	April 29, 2015 through May 14, 2015

(c)	Determination Date: May 13, 2015

(d)	Distribution Date: May 15, 2015

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name:	Patricia Garvey
Title:	Executive Director